Derivative and Hedging Instruments - Summary of Gross Notional Amount and Fair Value of Derivative Instruments (Detail) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [Line Items]
Notional amount	$ 395,957,000,000	$ 440,098,000,000
Fair value, assets	8,588,000,000	17,503,000,000
Fair value, liabilities	14,289,000,000	10,038,000,000
Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	5,919,000,000	14,971,000,000
Fair value, liabilities	12,025,000,000	7,829,000,000
Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	366,000,000	1,677,000,000
Fair value, liabilities	225,000,000	27,000,000
Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	4,000,000	1,000,000
Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	2,002,000,000	2,124,000,000
Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	48,000,000	57,000,000
Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	1,155,000,000	1,251,000,000
Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	173,000,000	145,000,000
Designated [Member] | Hedges of net investment in foreign operations [Member] | Foreign Currency Forwards [member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	626,000,000	671,000,000
Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	393,955,000,000	437,974,000,000
Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	268,081,000,000	300,556,000,000
Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	39,667,000,000	36,405,000,000
Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	45,124,000,000	45,295,000,000
Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	16,930,000,000	18,577,000,000
Non designated [Member] | Interest rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	11,772,000,000	11,944,000,000
Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	6,090,000,000	10,708,000,000
Non designated [Member] | Currency rate futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	2,319,000,000	3,086,000,000
Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	159,000,000	44,000,000
Non designated [Member] | Equity futures [Member]
Disclosure of detailed information about hedges [Line Items]
Notional amount	3,813,000,000	11,359,000,000
Fair value [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	8,588,000,000	17,503,000,000
Fair value, liabilities	(14,289,000,000)	(10,038,000,000)
Fair value [Member] | Designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	48,000,000	25,000,000
Fair value, liabilities	231,000,000	380,000,000
Fair value [Member] | Designated [Member] | Fair value hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	5,000,000	1,000,000
Fair value, liabilities		1,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	40,000,000	5,000,000
Fair value, liabilities	203,000,000	379,000,000
Fair value [Member] | Designated [Member] | Cash flow hedges [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	3,000,000	10,000,000
Fair value [Member] | Designated [Member] | Hedges of net investment in foreign operations [Member] | Foreign Currency Forwards [member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets		9,000,000
Fair value, liabilities	28,000,000	0
Fair value [Member] | Non designated [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	8,540,000,000	17,478,000,000
Fair value, liabilities	14,058,000,000	9,658,000,000
Fair value [Member] | Non designated [Member] | Interest rate swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	5,751,000,000	11,832,000,000
Fair value, liabilities	7,557,000,000	7,347,000,000
Fair value [Member] | Non designated [Member] | Foreign currency swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	2,029,000,000	790,000,000
Fair value, liabilities	1,579,000,000	1,722,000,000
Fair value [Member] | Non designated [Member] | Forward contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	295,000,000	2,674,000,000
Fair value, liabilities	4,697,000,000	562,000,000
Fair value [Member] | Non designated [Member] | Equity contracts [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	363,000,000	1,667,000,000
Fair value, liabilities	225,000,000	27,000,000
Fair value [Member] | Non designated [Member] | Interest rate options [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	98,000,000	514,000,000
Fair value [Member] | Non designated [Member] | Credit default swaps [Member]
Disclosure of detailed information about hedges [Line Items]
Fair value, assets	$ 4,000,000	$ 1,000,000